Acquisitions (Purchase of MarkWest Energy Partners L.P.) (Details) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Dec. 04, 2015 USD ($) $ / shares	Mar. 01, 2014 USD ($)	May. 02, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses		$ 310	$ 100		$ 12	$ 910	$ 100
Payable to MarkWest Class B unitholders					50	0	$ 0
Goodwill				$ 2,570	2,570	$ 116
MarkWest [Member]
Business Acquisition [Line Items]
Effective date of acquisition	Dec. 04, 2015
Common Units Conversion Ratio	1.09
Cash consideration to unitholders | $ / shares	$ 6.20
Payments to acquire businesses	$ 1,230
Payable to MarkWest Class B unitholders	50
Goodwill	2,454
Business Acquisition, Transaction Costs				36	36
MPC [Member] | MarkWest [Member]
Business Acquisition [Line Items]
Payments to acquire businesses	1,200			1,300
Payable to MarkWest Class B unitholders	$ 50
Selling, General and Administrative Expenses [Member] | MarkWest [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				30	30
Nonoperating Income (Expense) [Member] | MarkWest [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs				$ 6	$ 6
Equity Method Investments [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Long-term Revenue Growth Rate	2.50%
Equity Method Investments [Member] | Minimum [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Discount Rate	9.40%
Equity Method Investments [Member] | Maximum [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Discount Rate	11.10%
Finite-Lived Intangible Assets [Member] | Minimum [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Discount Rate	11.00%
Fair Value Inputs, Attrition Rate	5.00%
Finite-Lived Intangible Assets [Member] | Maximum [Member] | Income Approach Valuation Technique [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Discount Rate	13.00%
Fair Value Inputs, Attrition Rate	10.00%